Going Concern	12 Months Ended
Dec. 31, 2025
Going Concern [Abstract]
GOING CONCERN

NOTE 3 – GOING CONCERN

As reflected in the Company’s consolidated financial statements for the year ended December 31, 2025, the Company’s revenue increased by approximately $1.5 million, or 84%, from approximately $1.8 million in the year ended December 31, 2024 to approximately $3.4 million in the year ended December 31, 2025; its gross profit from continuing operations increased by approximately $0.4 million, or 44%, from approximately $0.8 million in the year ended December 31, 2024 to approximately $1.2 million for the year ended December 31, 2025; and its gross margin for the year ended December 31, 2025 decreased to 35% from 45% for the prior year. In addition, for the years ended December 31, 2025, the Company incurred significant impairment losses for long-lived assets and goodwill primarily resulted from the MMB acquisition (Note 5). As a result, for the years ended December 31, 2025, 2024 and 2023, the Company reported a net loss of approximately $12.6 million, $8.4 million and $16.1 million, respectively. As of December 31, 2025, the Company had a working deficit of approximately $5.1 million.

As of December 31, 2025, the Company had cash of approximately $0.3 million. In addition, the Company had outstanding accounts receivable of approximately $0.3 million, of which approximately $20,000 were subsequently collected and became available for use as working capital. As of December 31, 2025, the Company had $0.2 million outstanding bank loans.

The Company is working to improve its liquidity and capital source mainly through cash flow from its operations, renewal of bank borrowings, and borrowing from related parties. In order to fully implement its business plan and sustain operations, the Company may also seek equity financing from outside investors. At the present time, however, the Company does not have commitments of funds from any potential investors. No assurance can be given that additional financing, if required, would be available on favorable terms or at all.

Based on above reasons, there is substantial doubt about the Company’s ability to continue as a going concern for the next 12 months from the issuance of these consolidated financial statements.